Long -term debt and other financial liabilities	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long -term debt and other financial liabilities

6. Long –term debt and other financial liabilities

Long-term debt

Facility	2025	2024
Loans	1,788,115	1,605,654
Less: Deferred finance costs, net	(8,059)	(8,495)
Total long-term debt	1,780,056	1,597,159
Less: Current portion of debt	(295,490)	(245,475)
Add: Deferred finance costs, current portion	2,797	2,739
Long-term debt, net of current portion and deferred finance costs	1,487,363	1,354,423

Loan balances outstanding at December 31, 2025, amounted to $1,788,115. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments mainly due at maturity between July 2026 and September 2033. Interest rates on the outstanding loans as at December 31, 2025, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread.

On March 24, 2025, the Company prepaid the amount of $10,200 to the lender due to sale of its suezmax tanker Pentathlon.

On April 2, 2025, the Company signed a new one-year loan extension on the existing loan agreement reaching maturity, relating to the refinancing of the handysize tankers, Byzantion and Bosporos. The loan is repayable in three semi-annual installments of $1,365.

On April 14, 2025, the Company signed a four-year loan agreement amounting to $114,067 relating to the refinancing of the DP2 shuttle tankers, Porto and Lisboa. On April 16, 2025, the Company drew down the amount of $114,067 and prepaid the amount of $106,567. The new loan is repayable in nine semi-annual installments of $2,087 and eight semi-annual installments of $3,125, commencing three months and six months after the drawdown date, respectively, plus a balloon of $70,284 payable together with the last installment.

On May 22, 2025, the Company signed a new seven-year loan agreement amounting to $64,125 relating to the post- delivery financing of the under construction suezmax tanker Dr Irene Tsakos. The new loan is repayable in fourteen semi-annual installments of $1,781, commencing six months after the delivery of the vessel, plus a balloon of $39,191 payable together with the last installment. The drawdown of $64,125 was made on May 30, 2025, for the payment of the delivery installment of the shipbuilding yard.

On September 17, 2025, the Company signed a new six-year loan agreement amounting to $64,125 relating to the post- delivery financing of the under construction suezmax tanker Silia T. The new loan is repayable in twelve semi-annual installments of $1,781.25, commencing six months after the delivery of the vessel, plus a balloon of $42,750 payable together with the last installment. The drawdown of $64,125 was made on September 29, 2025, for the payment of the delivery installment of the shipbuilding yard.

On October 21, 2025, the Company signed a new seven-year loan agreement amounting to $108,243 relating to post- financing of the two MR tankers under construction Delos T and Dion and the LR1 tanker under construction HN1623. On January 7, 2026 and on January 12, 2026 the Company drew down the amount of $27,427.6 and $5,483.5, respectively for the MR tanker under construction Delos T. On February 10, 2026 and on February 17, 2026 the Company drew down the amount of $27,424 and $5,487.1, respectively for the MR tanker under construction Dion. The new loan for each of the two MR tankers under construction is repayable in fourteen semi-annual installments of $914.2, commencing six months after the drawdown date, plus a balloon of $20,112.3 payable together with the last installment and the new loan for the LR1 tanker under construction is repayable in fourteen semi-annual installments of $1,178.4, commencing six months after the drawdown date, plus a balloon of $25,923.2 payable together with the last installment.

On November 5, 2025, the Company signed a five-year loan agreement amounting to $67,000 relating to the refinancing of the panamax tankers, World Harmony, Chantal, Socrates, Selecao and the aframax tanker Sapporo Princess. On November 11, 2025, the Company drew down the amount of $67,000 and on November 12, 2025 prepaid the amount of $16,829. The new loan is repayable in ten semi-annual installments of $4,700, plus a balloon of $20,000 payable together with the last installment.

On November 24, 2025, the Company signed a new one-year loan extension on the existing loan agreement reaching maturity, relating to the refinancing of the panamax tankers, Selini and Salamina. The loan is repayable in two semi-annual installments of $1,154.5.

On December 12, 2025, the Company signed a twelve-year loan agreement amounting to $1,077,341 relating to the pre- and post- delivery financing of the nine DP2 suezmax shuttle tankers under construction Ipanemas DP, Copa DP, Selecao DP, Maracana DP, Leblon DP, Hull 2738, Hull 2739, Hull 2740 and Hull 2741. On January 22, 2026, the Company drew down the amount of $144,185 in aggregate, for the nine DP2 suezmax shuttle tankers under construction. On March 3, 2026, the Company drew down the amount of $14,812 for the DP2 shuttle tanker under construction Ipanemas DP. The loan for each of the nine DP2s under construction is repayable in twenty-four semi-annual installments of $3,012.8, plus a balloon of $47,397.4 payable on the date falling six years after the delivery date of each vessel.

On December 19, 2025, the Company signed a new one-year loan extension on the existing loan agreement reaching maturity, relating to the refinancing of the aframax tankers, Promitheas and Propontis. The loan is repayable in two semi-annual installments of $1,831, plus a balloon of $8,326 payable together with the last installment.

On February 13, 2026, the Company signed a seven-year loan agreement amounting to $120,000 relating to the refinancing of the LNG carrier, Maria Energy. On February 19, 2026, the Company drew down the amount of $120,000 and prepaid the amount of $84,310. The new loan is repayable in fourteen semi-annual installments of $5,455, plus a balloon of $43,630 payable together with the last installment.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans (Note 7).

At December 31, 2025, interest rates on the bank loans ranged from 5.12% to 6.50%.

The weighted-average interest rates on all executed loans for the applicable periods were:

Year ended December 31, 2025	5.76%
Year ended December 31, 2024	6.87%
Year ended December 31, 2023	6.68%

Loan movements throughout 2025:

Loan	Origination Date	Original Amount	Balance at January 1, 2025	New Loans	Prepaid	Repaid	Balance at December 31,2025
12-year term loan	2016	309,824	58,984	—	—	10,069	48,915
7 1/2-year term loan	2017	85,000	45,334	—	42,500	2,834	—
8-year term loan	2018	82,752	60,918	—	—	4,597	56,321
5-year term loan	2019	38,250	4,618	—	—	2,309	2,309
7-year term loan	2019	56,352	45,080	—	—	2,818	42,262
10-year term loan	2019	54,387	42,147	—	—	3,010	39,137
7-year term loan	2019	72,000	48,000	—	—	4,800	43,200
5-year term loan	2019	71,036	24,000	—	—	2,400	21,600
5-year term loan	2020	16,800	4,095	—	—	2,730	1,365
5-year term loan	2020	70,000	22,437	—	16,829	5,608	—
6-year term loan	2020	37,500	26,517	—	—	2,652	23,865
5-year term loan	2020	47,000	5,902	—	—	5,902	—
5-year term loan	2021	44,500	12,136	—	—	8,091	4,045
5-year term loan	2021	26,000	20,000	—	—	2,000	18,000
4-year term loan	2021	38,000	15,650	—	—	3,662	11,988
7-year term loan	2021	74,500	66,154	—	64,067	2,087	—
5-year term loan	2022	62,000	48,250	—	—	5,500	42,750
6-year term loan	2022	67,500	45,000	—	—	9,000	36,000
5-year term loan	2022	25,200	17,675	—	—	3,010	14,665
8-year term loan	2022	118,400	111,800	—	—	6,600	105,200
5-year term loan	2022	42,000	31,116	—	10,200	2,042	18,874
6-year term loan	2022	67,500	49,500	—	—	9,000	40,500
5-year term loan	2022	189,000	165,376	—	—	11,812	153,564
5-year term loan	2023	85,000	27,600	—	—	6,867	20,733
5-year term loan	2023	72,150	63,131	—	—	6,013	57,118
5-year term loan	2023	70,000	61,450	—	—	5,700	55,750
5-year term loan	2023	49,000	39,812	—	—	6,125	33,687
8-year term loan	2023	118,400	115,111	—	—	6,578	108,533
7-year term loan	2023	100,000	25,864	74,136	—	—	100,000
5-year term loan	2024	245,000	236,229	—	—	17,541	218,688
7-year term loan	2024	103,456	25,864	77,592	—	2,874	100,582
7-year term loan	2024	111,776	14,904	29,807	—	—	44,711
5-year term loan	2024	25,000	25,000	—	—	3,571	21,429
4 1/4-year term loan	2025	114,067	—	114,067	—	5,212	108,855
7-year term loan	2025	64,125	—	64,125	—	1,781	62,344
6-year term loan	2025	64,125	—	64,125	—	—	64,125
5-year term loan	2025	67,000	—	67,000	—	—	67,000
Total			1,605,654	490,852	133,596	174,795	1,788,115

As of December 31, 2025, total undrawn amounts of the existing loan agreements amounted to $1,252,649.

The above bank loans are secured by first priority mortgages on all vessels owned by the Company’s subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries and in certain cases of the Holding Company as well.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $37,038 at December 31, 2025, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid. Two loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,050, not legally restricted.

As at December 31, 2025, the Company and its subsidiaries had thirty-five loan agreements, totaling $1,788,115. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2025.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2025, are as follows:

Year	Amount
2026	$295,490
2027	349,604
2028	280,046
2029	314,124
2030	102,068
2031 and thereafter	446,783
Total	$1,788,115

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	December 31, 2024
Other financial liabilities	$142,256	$151,584
Less: Deferred finance costs, net	(1,337)	(1,649)
Total other financial liabilities, net	140,919	149,935
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	287	312
Other financial liabilities, net of current portion and deferred finance costs	$131,878	$140,919

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy. The Company chartered back the vessel on a bareboat basis, having a purchase obligation at the end of the ten-year period, and has continuous options to repurchase the vessel at any time following the fifth anniversary of the commencement date. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and recognized the sale proceeds as other financial liabilities.

The annual principal payments of Other financial liabilities required to be made after December 31, 2025, are as follows:

Year	Amount
2026	$9,328
2027	9,328
2028	9,328
2029	9,328
2030	9,328
2031 and thereafter	95,616
Total	$142,256